Income Taxes (Details) - Schedule of deferred tax assets - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Accrual to cash		$ 3,971
Accrued bonus	3,156	189
Stock-based compensation	1,068	748
Deferred rent	2	22
Deferred revenue	2,211	311
Bad debt expense	121	100
Contributions	19	18
Depreciation	85	34
163(j) interest limitation	1,148
Warrants	47
Net operating losses	20,840	14,291
Total deferred income tax assets	28,697	19,684
Less: valuation allowance	(28,697)	(18,570)
Deferred income tax liabilities:
Amortization		(30)
Depreciation
Accrual to cash		(1,084)
Total deferred income tax liabilities		(1,114)
Total deferred tax assets, net